Document And Entity Information	6 Months Ended
Jun. 30, 2026
Document Information Line Items
Entity Central Index Key	0001888274
Document Type	6-K
Document Period End Date	Jun. 30, 2026
Document Fiscal Year Focus	2026
Entity File Number	001-41056
Entity Registrant Name	DEFI TECHNOLOGIES INC.
Amendment Flag	false
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31